ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2016	2017

Salary and welfare payable	20,067	26,011
Accrued expenses	8,979	14,842
Payables for purchase of property, plant and equipment	1,907	2,550
Payables for purchase of educational merchandise	1,914	2,436
Other tax payable	684	635
Others	2,885	5,380

	36,436	51,854